ANNUAL REPORT AS OF
JUNE 30, 2000


SEI LIQUID
ASSET TRUST



--------------------------------------------------------------------------------
Treasury Securities Fund
--------------------------------------------------------------------------------
Government Securities Fund
--------------------------------------------------------------------------------
Prime Obligation Fund
--------------------------------------------------------------------------------



[Logo Omitted]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .................................................  1
STATEMENT OF NET ASSETS ................................................  2
STATEMENT OF OPERATIONS ................................................  6
STATEMENT OF CHANGES IN NET ASSETS .....................................  7
FINANCIAL HIGHLIGHTS ...................................................  8
NOTES TO FINANCIAL STATEMENTS ..........................................  9
REPORT OF INDEPENDENT ACCOUNTANTS ...................................... 11
NOTICE TO SHAREHOLDERS ................................................. 12

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The fiscal year ended June 30, 2000 was one of healthy growth, low inflation, and a tightening fiscal policy. For most of 1999, the Federal Open Market Committee (FOMC) remained precautious and increased the Fed Funds Target Rate from 4.75% to 5.50%. The FOMC continued to tighten monetary policy through early 2000 and increased the Fed Funds Target Rate 50 basis points to 6.50% in May. The Committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the foreseeable future and that excess demand relative to supply leads to inflation. With the underlying principle of the FOMC being long-run monetarism, more increases are anticipated.

Inflation, in the form of a rising consumer prices and employment costs, remains a primary motivator for the Federal Reserve Board. The increase in short-term rates over the last year is showing signs of taking hold and bringing the economy to a "soft landing". The most recent employment data showing a slowdown in average hourly earnings eases some of the wage inflation concern. The move in the unemployment rate back above 4% also shows that the job market may be moderating.

Balancing liquidity with maturity management in a changing interest rate environment can be challenging. With five moves by the Federal Reserve, Wellington Management Company, LLP, the advisor of the SEI Liquid Asset Trust, adjusted average weighted maturities accordingly to boost yield and enhance return in the Money Market Funds. For money market investors, yields for the funds increased over the previous fiscal year.

In the upcoming year, Wellington Management Company, LLP will continue to seek safe investment opportunities that provide the yields our shareholders expect. We thank you for your continued confidence in the SEI Liquid Asset Trust, and we look forward to serving your investment needs in the future.



                                           Sincerely,

                                           /s/ signature omitted


                                           Edward D. Loughlin
                                           President and Chief Executive Officer
                                           SEI Liquid Asset Trust

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- JUNE 30, 2000




TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                                    FACE
DESCRIPTION                                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.4%
   U.S. Treasury Notes
      4.000%, 10/31/00                             $25,000            $ 24,870
      5.750%, 11/15/00                              10,000               9,999
      4.625%, 11/30/00                              11,000              10,944
      4.625%, 11/30/00                              13,000              12,926
      5.625%, 11/30/00                               8,000               7,988
      5.000%, 02/28/01                               4,000               3,965
      5.625%, 02/28/01                              10,000               9,952
      4.875%, 03/31/01                              10,000               9,882
                                                                      --------
Total U.S. Treasury Obligations
   (Cost $90,526)                                                       90,526
                                                                      --------

REPURCHASE AGREEMENTS -- 77.9%
   ABN-Amro (A)
     6.630%, dated 06/30/00, matures
     07/03/00, repurchase price
     $50,027,625 (collateralized by
     U.S. Treasury Bond,
     par value $57,121,000,
     5.250%, 11/15/28; with total
     market value $51,000,571)                      50,000              50,000
   Barclay De Zoete Wedd (A)
     6.500%, dated 06/30/00, matures
     07/03/00, repurchase price
     $90,048,750 (collateralized by
     U.S. Treasury Note, par value
     $97,335,000, 4.250%, 11/15/03;
     with total market value
     $91,800,775)                                   90,000              90,000
   Lehman Brothers, Inc. (B)
     6.550%, dated 06/30/00, matures
     07/03/00, repurchase price
     $19,101,421 (collateralized by
     U.S. Treasury STRIPS, par value
     $59,145,000, 05/15/18; with total
     market value $19,547,423)                      19,091              19,091
   Paribas Corporation (A)
     6.620%, dated 06/30/00, matures
     07/03/00, repurchase price
     $85,046,892 (collateralized by
     U.S. Treasury Bond,
     par value $57,205,000
     11.250%, 02/15/15; with total
     market value $86,701,441)                      85,000              85,000

--------------------------------------------------------------------------------
                                                    FACE
DESCRIPTION                                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
   Warburg Dillion (A)
     6.600%, dated 06/30/00, matures
     07/03/00 repurchase price
     $69,938,445 (collateralized by
     various U.S. Treasury Bonds,
     ranging in par value $12,958,000 -
     $42,640,000, 8.500% - 8.750%,
     05/15/17 - 02/15/20; with
     total market value $71,301,712)               $69,900            $ 69,900
                                                                      --------
Total Repurchase Agreements
   (Cost $313,991)                                                     313,991
                                                                      --------
Total Investments -- 100.3%
   (Cost $404,517)                                                     404,517
                                                                      --------
Other Assets and Liabilities, Net -- (0.3%)                             (1,302)
                                                                      --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 403,106,757 outstanding
   shares of beneficial interest                                       403,107
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 233,645 outstanding
   shares of beneficial interest                                           233
Undistributed net investment income                                        106
Accumulated net realized loss
   on investments                                                         (231)
                                                                      --------
Total Net Assets -- 100.0%                                            $403,215
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $1.00
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                            $1.00
                                                                      ========
(A) TRI-PARTY REPURCHASE AGREEMENT
(B) TERM REPURCHASE AGREEMENT
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                                     FACE
DESCRIPTION                                      AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.5%
   FHLB (A)
      6.451%, 07/15/00                              $6,000             $ 5,999
   FHLB
      5.550%, 08/17/00                               1,500               1,499
      5.010%, 11/16/00                               2,500               2,488
      6.480%, 03/20/00                              13,000               2,998
      6.520%, 05/11/00                              12,000               1,886
   FHLMC
      5.505%, 07/14/00                                 484                 484
   FNMA
      5.550%, 08/10/00                                 500                 500
      6.450%, 08/16/00                               2,300               2,281
      4.840%, 11/27/00                               1,000                 994
      6.480%, 02/22/00                              11,500               1,499
   FNMA (A)
      6.471%, 07/02/00                               6,000               5,999
      6.490%, 07/22/00                               4,500               4,499
      6.490%, 07/22/00                               6,000               5,999
      6.500%, 06/06/01                               1,500               1,408
   FNMA MTN
      6.520%, 03/16/01                               2,000               1,999
                                                                       -------
Total U.S. Government Agency Obligations
   (Cost $40,532)                                                       40,532
                                                                       -------

REPURCHASE AGREEMENTS -- 36.6%
   ABN-Amro (B)
     6.850%, dated 06/30/00, matures
     07/03/00, repurchase price
     $10,005,708 (collateralized by
     U.S. Government Obligation,
     par value $10,920,010, 5.800%,
     09/01/08; with total market
     value $10,202,611)                             10,000              10,000
   Lehman Brothers, Inc. (B)
     6.700%, dated 06/30/00, matures
     07/03/00, repurchase price
     $1,700,949 (collateralized by
     U.S. Treasury Note, par value
     $1,725,000, 6.250%, 10/31/01;
     with total market
     value $1,736,937)                               1,700               1,700
   Paribas Corporation (B)
     6.850%, dated 06/30/00, matures
     07/03/00, repurchase price
     $2,901,655 (collateralized
     by various U.S. Government
     Obligations, ranging in par
     value $50,000 - $1,216,998,
     5.500% - 7.000%, 02/01/14 -
     06/01/29; with total market
     value $2,998,444)                               2,900               2,900


--------------------------------------------------------------------------------
                                                     FACE
DESCRIPTION                                      AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   Warburg Dillion (B)
     6.850%, dated 06/30/00, matures
     07/03/00 repurchase price
     $8,805,023 (collateralized by
     U.S. Government Obligation,
     par value $10,065,000, 5.500%,
     09/01/14; with total market
     value $8,977,178)                              $8,800             $ 8,800
                                                                       -------
Total Repurchase Agreements
   (Cost $23,400)                                                       23,400
                                                                       -------
Total Investments -- 100.1%
   (Cost $63,932)                                                       63,932
                                                                       -------
Other Assets and Liabilities, Net -- (0.1%)                                (89)
                                                                       -------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 63,848,984 outstanding
   shares of beneficial interest                                        63,849
Undistributed net
   investment income                                                         3
Accumulated net realized loss
   on investments                                                           (9)
                                                                       -------
Total Net Assets -- 100.0%                                              $63,843
                                                                       =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $1.00
                                                                       =======

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- JUNE 30, 2000



PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
                                                    FACE
DESCRIPTION                                     AMOUNT (000)         VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.4%
BANKS -- 2.5%
   Wells Fargo & Company
      6.600%, 08/17/00                             $40,000          $   39,655
                                                                    ----------
CHEMICALS -- 1.5%
   E.I. du Pont de Nemours
      6.540%, 08/18/00                              25,000              24,782
                                                                    ----------
FINANCIAL SERVICES -- 11.8%
   Associates Corporation of
     North America
      6.650%, 07/07/00                              40,000              39,956
   Ford Motor Credit Corporation
      6.530%, 07/26/00                              35,000              34,841
   General Motors Acceptance
     Corporation
      6.550%, 08/08/00                              45,000              44,689
   John Deere Capital Corporation
      6.540%, 07/17/00                              30,000              29,913
   Prudential Funding Corporation
      6.560%, 07/18/00                              40,000              39,876
                                                                    ----------
                                                                       189,275
                                                                    ----------
HOUSEHOLD PRODUCTS -- 4.2%
   Gillette Company
      6.900%, 07/05/00                              45,000              44,965
   Hubbell Incorporated
      6.980%, 07/03/00                              21,675              21,667
                                                                    ----------
                                                                        66,632
                                                                    ----------
INVESTMENT BANKER/BROKER DEALER -- 7.4%
   Bear Stearns  & Company
      6.570%, 08/08/00                              35,000              34,757
   Goldman Sachs Group LP
      6.560%, 08/17/00                              40,000              39,657
   Morgan Stanley Dean Witter
      6.540%, 08/11/00                              45,000              44,665
                                                                    ----------
                                                                       119,079
                                                                    ----------
LEASING COMPANY -- 2.5%
   Pitney Bowes Credit Corporation
      6.950%, 07/05/00                              40,000              39,969
                                                                    ----------
MEASURING DEVICES -- 1.4%
   Honeywell Incorporated
      6.620%, 07/27/00                              22,250              22,144
                                                                    ----------
PRINTING & PUBLISHING -- 1.3%
   Scripps (Ew) Company
      6.580%, 08/15/00                              20,100              19,935
                                                                    ----------

--------------------------------------------------------------------------------
                                                     FACE
DESCRIPTION                                      AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 16.3%
   Aesop Funding Corporation
      6.660%, 08/16/00                             $40,000          $   39,660
   Corporate Asset Funding
     Company
      6.550%, 08/04/00                              25,000              24,845
   Corporate Receivable
     Corporation
      6.600%, 08/04/00                              20,000              19,875
   Edison Asset Securitization LLC
      6.630%, 08/09/00                              35,000              34,749
   Enterprise Funding Corporation
      6.560%, 08/14/00                              20,000              19,840
   Greyhawk Funding LLC
      6.570%, 07/05/00                              45,000              44,967
   Park Avenue Receivable
      6.540%, 07/10/00                              38,349              38,286
   Windmill Funding Corporation
      6.550%, 07/28/00                              40,000              39,803
                                                                    ----------
                                                                       262,025
                                                                    ----------
STEEL & STEEL WORKS -- 3.5%
   Alcoa Incorporated
      6.550%, 08/07/00                              20,000              19,865
      6.530%, 08/23/00                              37,000              36,644
                                                                    ----------
                                                                        56,509
                                                                    ----------
Total Commercial Paper
   (Cost $840,005)                                                     840,005
                                                                    ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.7%
   FHLB
      6.480%, 03/20/01                              30,000              29,977
   FNMA
      6.480%, 02/22/01                              12,186              12,180
   FNMA MTN
      6.520%, 03/16/01                              50,000              49,976
                                                                    ----------
Total U.S. Government Agency Obligations
   (Cost $92,133)                                                       92,133
                                                                    ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.1%
   American Express Centurion Bank
      6.600%, 07/24/00                              30,000              30,000
      6.590%, 07/27/00                              40,500              40,500
   Citibank New York
      7.410%, 05/30/01                              20,000              20,000
   First Tennessee Bank (A)
      6.730%, 08/23/00                              40,000              39,990
   First Union
      6.740%, 02/15/01                              40,000              40,000

--------------------------------------------------------------------------------


PRIME OBLIGATION FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                                     FACE
DESCRIPTION                                      AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
   First USA Bank
      6.050%, 09/18/00                             $20,000          $   19,998
   Key Bank North America (A)
      6.893%, 08/31/00                              20,000              20,000
                                                                    ----------
Total Certificates of Deposit/Bank Notes
   (Cost $210,488)                                                     210,488
                                                                    ----------
INSURANCE FUNDING AGREEMENTS -- 5.6%
   Allstate Corporation (A)
      6.696%, 07/03/00                              10,000              10,000
      6.900%, 09/15/00                              20,000              20,000
   Metropolitan Life Insurance
     Company (A)
      6.471%, 08/01/00                              25,000              25,000
   Monumental Life Insurance
     Company (A)
      6.480%, 07/03/00                              25,000              25,000
   Travelers Insurance (A)
      6.923%, 08/31/00                               9,000               9,000
                                                                    ----------
Total Insurance Funding Agreements
   (Cost $89,000)                                                       89,000
                                                                    ----------
CORPORATE BONDS/MEDIUM TERM NOTES -- 6.5%
   Albertson's Incorporated (A)
      6.629%, 07/14/00                              50,000              49,999
   AT&T Corporation (A)
      6.240%, 07/13/00                              30,000              30,000
      6.683%, 08/07/00                              10,000              10,000
   SMM Trust 99-A (A)
      6.400%, 07/13/00                              15,000              15,000
                                                                    ----------
Total Corporate Bonds/Medium
   Term Notes
   (Cost $104,999)                                                     104,999
                                                                    ----------
TIME DEPOSITS -- 14.0%
   Fifth Third Bancorp
      6.590%, 07/20/00                              40,000              40,000
   Huntington National Bank
      7.000%, 07/03/00                              45,000              45,000
   Marshall and Ilsley Bank
      6.875%, 07/03/00                              30,000              30,000
   PNC Bank North America
     Pittsburgh
      7.000%, 07/03/00                              40,000              40,000
   Suntrust Atlanta
      7.000%, 07/03/00                              40,000              40,000
   Wachovia Bank
      6.875%, 07/03/00                              30,043              30,043
                                                                    ----------
Total Time Deposits
   (Cost $225,043)                                                     225,043
                                                                    ----------


--------------------------------------------------------------------------------
                                                     FACE
DESCRIPTION                                      AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.9%
   Paribas Corporation (B)
     6.850%, dated 06/30/00, matures
     07/03/00, repurchase price
     $26,014,842 (collateralized
     by various U.S. Government
     Obligations, ranging in par
     value $3,945,000 - $24,000,000,
     6.000% - 6.390%, 02/07/01 -
     05/15/08; with total market
     value $26,521,519)                            $26,000            $ 26,000
   Warburg Dillion (B)
     6.850%, dated 06/30/00, matures
     07/03/00 repurchase price
     $19,811,303 (collateralized by
     U.S. Government Obligation,
     par value $22,645,000, 5.500%,
     09/01/14; with total market
     value $20,197,536)                             19,800              19,800
                                                                    ----------
Total Repurchase Agreements
   (Cost $45,800)                                                       45,800
                                                                    ----------
Total Investments -- 100.2%
   (at amortized cost)                                               1,607,468
                                                                    ----------
Other Assets and Liabilities, Net -- (0.2%)                             (3,410)
                                                                    ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 1,604,063,361 outstanding
   shares of beneficial interest                                     1,604,063
Accumulated net realized loss
   on investments                                                           (5)
                                                                    ----------
Total Net Assets -- 100.0%                                          $1,604,058
                                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $1.00
                                                                    ==========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE YEAR ENDED JUNE 30, 2000

                                                                      ----------         ----------       -----------
                                                                       TREASURY          GOVERNMENT         PRIME
                                                                      SECURITIES         SECURITIES       OBLIGATION
                                                                         FUND               FUND             FUND
                                                                      ----------         ----------       -----------
Interest Income                                                         $27,165            $4,649           $86,458
                                                                        -------            ------           -------
EXPENSES:
   Management fees                                                        2,079               346             6,191
   Less: management fees waived                                            (114)              (16)             (262)
   Investment advisory fees                                                 165                27               492
   Less: investment advisory fees waived                                   (103)              (17)             (308)
   Shareholder servicing fees -- Class A                                  1,237               206             3,685
   Less: shareholder servicing fees waived -- Class A                    (1,237)             (206)           (3,685)
   Distribution fees -- Class D                                               1                --                --
   Less: distribution fees waived -- Class D                                 --                --                --
   Wire agent fees                                                            8                 1                40
   Custodian fees                                                            31                 4                82
   Professional fees                                                         23                 2                65
   Trustee fees                                                               5                 1                16
   Printing                                                                  57                 9               128
   Insurance                                                                  4                 1                 5
   Rating                                                                     4                --                --
   Other fees                                                                23                 5                45
                                                                        -------            ------           -------
   Total net expenses                                                     2,183               363             6,494
                                                                        -------            ------           -------
NET INVESTMENT INCOME                                                    24,982             4,286            79,964
                                                                        -------            ------           -------
   Net realized gain (loss) from security transactions                       (1)               (6)                1
                                                                        -------            ------           -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $24,981            $4,280           $79,965
                                                                        =======            ======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6


STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30


                                                 --------------------------   -----------------------   --------------------------
                                                           TREASURY                  GOVERNMENT                    PRIME
                                                          SECURITIES                 SECURITIES                  OBLIGATION
                                                             FUND                       FUND                        FUND
                                                 --------------------------   -----------------------   --------------------------
                                                    2000            1999          2000        1999           2000          1999
                                                 --------------------------   -----------------------   --------------------------
OPERATIONS:
     Net investment income                       $    24,982   $     29,276   $    4,286 $      4,305    $    79,964  $     59,360
     Net realized gain (loss) from security
       transactions                                       (1)            22           (6)          17              1            71
                                                 -----------   ------------   ---------- ------------   ------------  ------------
     Net increase in net assets resulting
       from operations                                24,981         29,298        4,280        4,322         79,965        59,431
                                                 -----------   ------------   ---------- ------------   ------------  ------------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                         (25,111)       (29,267)      (4,284)      (4,304)       (80,017)      (59,360)
     Class D                                             (11)            (9)          --           --             --            --
                                                 -----------   ------------   ---------- ------------   ------------  ------------
   Total dividends distributed                       (25,122)       (29,276)      (4,284)      (4,304)       (80,017)      (59,360)
                                                 -----------   ------------   ---------- ------------   ------------  ------------
CAPITAL SHARE TRANSACTIONS
(ALL AT $1.00 PER SHARE):
  Class A:
     Proceeds from shares issued                   2,937,877      4,625,192      424,217      585,676     10,961,861     8,708,570
     Reinvestment of cash distributions                  849            970          528          455         38,161        21,243
     Cost of shares redeemed                      (3,101,500)    (4,664,071)    (469,366)    (582,882)   (10,731,213)   (8,341,737)
                                                 -----------   ------------   ---------- ------------   ------------  ------------
     Increase (decrease) in net assets derived
       from Class A transactions                    (162,774)       (37,909)     (44,621)       3,249        268,809       388,076
                                                 -----------   ------------   ---------- ------------   ------------  ------------
   Class D:
     Proceeds from shares issued                           6             43           --           --             --            --
     Reinvestment of cash distributions                   10              7           --           --             --            --
     Cost of shares redeemed                             (15)           (55)          --           --             --            --
                                                 -----------   ------------   ---------- ------------   ------------  ------------
     Increase (decrease) in net assets derived
       from Class D transactions                           1             (5)          --           --             --            --
                                                 -----------   ------------   ---------- ------------   ------------  ------------
   Net increase (decrease) in net assets derived
       from capital share transactions              (162,773)       (37,914)     (44,621)       3,249        268,809       388,076
                                                 -----------   ------------   ---------- ------------   ------------  ------------
       Net increase (decrease) in net assets        (162,914)       (37,892)     (44,625)       3,267        268,757       388,147
                                                 -----------   ------------   ---------- ------------   ------------  ------------
NET ASSETS:
   Beginning of Period                               566,129        604,021      108,468      105,201      1,335,301       947,154
                                                 -----------   ------------   ---------- ------------   ------------  ------------
   End of Period                                 $   403,215   $    566,129   $   63,843 $    108,468   $  1,604,058  $  1,335,301
                                                 ===========   ============   ========== ============   ============  ============


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

              NET ASSET                REALIZED AND     DISTRIBUTIONS  DISTRIBUTIONS
                VALUE         NET       UNREALIZED         FROM NET        FROM         NET ASSET
              BEGINNING   INVESTMENT     GAINS ON         INVESTMENT  REALIZED CAPITAL   VALUE END     TOTAL
              OF PERIOD     INCOME      SECURITIES          INCOME         GAINS        OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------
-----------------------
TREASURY SECURITIES FUND
-----------------------
CLASS A
  2000          $1.00        $0.05          --              $(0.05)          --           $1.00        5.24%
  1999           1.00         0.05          --               (0.05)          --            1.00        4.72
  1998           1.00         0.05          --               (0.05)          --            1.00        5.29
  1997           1.00         0.05          --               (0.05)          --            1.00        5.10
  1996           1.00         0.05          --               (0.05)          --            1.00        5.37
CLASS D
  2000          $1.00        $0.05          --              $(0.05)          --           $1.00        4.87%
  1999           1.00         0.04          --               (0.04)          --            1.00        4.35
  1998           1.00         0.05          --               (0.05)          --            1.00        4.92
  1997           1.00         0.05          --               (0.05)          --            1.00        4.73
  1996           1.00         0.05          --               (0.05)          --            1.00        5.01
---------------------------
GOVERNMENT SECURITIES FUND
---------------------------
CLASS A
  2000          $1.00        $0.05          --              $(0.05)          --           $1.00        5.37%
  1999           1.00         0.05          --               (0.05)          --            1.00        4.74
  1998           1.00         0.05          --               (0.05)          --            1.00        5.21
  1997           1.00         0.05          --               (0.05)          --            1.00        5.09
  1996           1.00         0.05          --               (0.05)          --            1.00        5.30
----------------------
PRIME OBLIGATION FUND
----------------------
CLASS A
  2000          $1.00        $0.05          --              $(0.05)          --           $1.00        5.55%
  1999           1.00         0.05          --               (0.05)          --            1.00        4.97
  1998           1.00         0.05          --               (0.05)          --            1.00        5.40
  1997           1.00         0.05          --               (0.05)          --            1.00        5.20
  1996           1.00         0.05          --               (0.05)          --            1.00        5.39


                                                                                               RATIO OF
                                                                                                  NET
                                                            RATIO OF          RATIO OF        INVESTMENT
                                                               NET            EXPENSES          INCOME
                                        RATIO OF           INVESTMENT        TO AVERAGE       TO AVERAGE
              NET ASSETS                EXPENSES             INCOME          NET ASSETS       NET ASSETS
                END OF                 TO AVERAGE          TO AVERAGE        (EXCLUDING       (EXCLUDING
             PERIOD (000)              NET ASSETS          NET ASSETS         WAIVERS)         WAIVERS)
----------------------------------------------------------------------------------------------------------
-----------------------
TREASURY SECURITIES FUND
-----------------------
CLASS A
  2000     $  402,982                     0.44%               5.03%              0.73%            4.74%
  1999        565,897                     0.44                4.62               0.73             4.33
  1998        603,783                     0.44                5.17               0.73             4.88
  1997        706,232                     0.44                4.98               0.74             4.68
  1996        832,393                     0.44                5.27               0.52             5.19
CLASS D
  2000        $   233                     0.79%               4.72%              0.88%            4.63%
  1999            232                     0.79                4.27               0.88             4.18
  1998            238                     0.79                4.82               0.88             4.73
  1997            216                     0.79                4.64               0.89             4.54
  1996            219                     0.79                4.92               0.87             4.84
---------------------------
GOVERNMENT SECURITIES FUND
---------------------------
CLASS A
  2000     $   63,843                     0.44%               5.18%              0.73%            4.89%
  1999        108,468                     0.44                4.66               0.73             4.37
  1998        105,201                     0.44                5.10               0.73             4.81
  1997        148,606                     0.44                4.98               0.71             4.71
  1996        169,133                     0.44                5.19               0.54             5.09
----------------------
PRIME OBLIGATION FUND
----------------------
CLASS A
  2000     $1,604,058                     0.44%               5.41%              0.73%            5.12%
  1999      1,335,301                     0.44                4.84               0.73             4.55
  1998        947,154                     0.44                5.27               0.73             4.98
  1997        823,270                     0.44                5.08               0.74             4.78
  1996        747,852                     0.44                5.27               0.53             5.18

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- JUNE 30, 2000


1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the Treasury Securities Fund. In the fiscal period ending June 30, 2000, no shares of the Institutional Cash Fund were sold. As of June 30, 2000 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from those estimates.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly the following permanent differences have been reclassified to/from the following account during the fiscal year ended June 30, 2000:

                                            UNDISTRIBUTED
                             ACCUMULATED   NET INVESTMENT
           PAID-IN-CAPITAL  REALIZED GAIN      INCOME
   FUNDS        (000)           (000)           (000)
   -----   ---------------  -------------  --------------
Government
 Securities      $--            $(5)             $5

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- JUNE 30, 2000

     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

3. TRANSACTIONS WITH AFFILIATES
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund. The Manager has agreed to bear certain expenses of the Trust so that the total expenses excluding 12B-1 and Transfer Agent for Class D do not exceed .44% of average daily net assets annually.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending June 30, 2000, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

4. INVESTMENT ADVISORY
Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to
 .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January
1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.

5. CAPITAL LOSS CARRYOVERS
At June 30, 2000, the Funds had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Fund:                                  $125,249 expiring in 2005
                                          104,723 expiring in 2006
Government Securities
  Fund:                                     3,215 expiring in 2008

Prime Obligation
  Fund:                                     2,368 expiring in 2005
                                            3,005 expiring in 2006

During the fiscal year ended June 30, 2000, the Prime Obligation Fund utilized $748 in capital loss carryforwards.

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at June 30, 2000.

                            POST OCTOBER 31, 1999 LOSSES
                            ----------------------------
Treasury Securities Fund              $1,376
Government Securities Fund             5,958

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST -- JUNE 30, 2000

To the Trustees and Shareholders
of SEI Liquid Asset Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Fund, Government Securities Fund and Prime Obligation Fund (constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP

Philadelphia, PA
August 11, 2000

NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
        FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear SEI Liquid Asset Trust Shareholders:

For the fiscal year ended June 30, 2000, each Fund is designating long term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                   (A)                (B)
                                LONG TERM          ORDINARY            (C)               (D)             (E)
                             CAPITAL GAINS          INCOME            TOTAL              TAX             TAX
                              DISTRIBUTIONS      DISTRIBUTIONS    DISTRIBUTIONS      QUALIFYING        EXEMPT
FUND                          (TAX BASIS)         (TAX BASIS)      (TAX BASIS)      DIVIDENDS(1)      INTEREST
----                         --------------      -------------    -------------     -----------       --------
Treasury Securities Fund          0%                 100%             100%               0%              0%
Government Securities Fund        0%                 100%             100%               0%              0%
Prime Obligation Fund             0%                 100%             100%               0%              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
  * Items (A) and (B) are based on a percentage of the Fund's total distribution. ** Items (D) and (E) are based on a percentage of ordinary income distributions of the Fund.

    Please consult your tax adviser for proper treatment of this information.

----------------------
SEI LIQUID ASSET TRUST
----------------------
ANNUAL REPORT
----------------------
JUNE 30, 2000


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[LOGO OMITTED] INVESTMENTS
               DISTRIBUTION
               CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-097 (7/00)